UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Short Duration Diversified Income Fund (EVG)

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2019

Eaton Vance

Short Duration Diversified Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	48

Board of Trustees’ Contract Approval	49

Officers and Trustees	52

Important Notices	53

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA and Sarah C. Orvin, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	3.97%	5.06%	4.92%	6.67%
Fund at Market Price	—	5.41	1.80	4.08	6.92

% Premium/Discount to NAV[2]
					–12.70%

Distributions[3]
Total Distributions per share for the period					$0.390
Distribution Rate at NAV					5.24%
Distribution Rate at Market Price					6.00%

% Total Leverage[4]
Derivatives					19.56%
Borrowings					19.65

Fund Profile

Asset Allocation (% of total leveraged assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]

Total leveraged assets include all assets of the Fund (including those acquired with financial leverage) and derivatives held by the Fund. Asset Allocation as a percentage of the Fund’s net assets amounted to 164.5%. Please refer to the definition of total leveraged assets within the Notes to Financial Statements included herein.

Fund	profile subject to change due to active management.
Important Notice to Shareholders

Scott H. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

3

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 32.1%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.6%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	65	$65,467

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	962	960,614

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	488	486,460

		$1,512,541

Automotive — 0.9%

Adient US, LLC

Term Loan, Maturing April 25, 2024(2)	100	$100,000

Belron Finance US, LLC

Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	74	74,015

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	171	169,265

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	376,985

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	124	123,752

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(2)	550	552,393

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	524	511,686

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	206	202,689

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	188	186,513

		$2,297,298

Beverage and Tobacco — 0.1%

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	315	$301,582

		$301,582

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.0%(3)

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	75	$74,812

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	32	32,040

		$106,852

Building and Development — 0.9%

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	149	$146,338

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	123	123,937

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	386	386,053

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	796	797,824

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	99	98,442

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	433	430,962

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	393	393,102

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	123	123,476

		$2,500,134

Business Equipment and Services — 3.5%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	375	$162,755

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	49	49,636

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	324	325,654

4	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		72	$71,863

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	225	253,950

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		124	124,220

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		224	225,274

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		1,128	1,129,108

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		221	220,759

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		198	196,515

Education Management, LLC

Term Loan, 0.00%, Maturing July 2, 2020(5)(6)		97	0

Term Loan, 0.00%, Maturing July 2, 2020(5)(6)		122	22,961

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		501	502,408

First Data Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		300	300,133

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		315	314,947

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		430	430,475

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		224	223,502

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		124	121,739

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		171	170,139

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		346	346,563

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,022	$1,024,916

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	316	316,480

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	50	50,000

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	238	222,285

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	322	311,183

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	69	68,698

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	256	256,749

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	163	163,525

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	123	123,670

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	607	600,958

Tempo Acquisition, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	147	147,743

Travelport Finance (Luxembourg) S.a.r.l.

Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	296	295,523

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(2)	250	252,187

West Corporation

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	173	167,782

Worldpay, LLC

Term Loan, 4.21%, (USD LIBOR + 1.75%), Maturing August 9, 2024(4)	272	272,471

		$9,466,771

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 1.8%

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	543	$545,160

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	450	449,625

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	149,625

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	198	198,246

MCC Iowa, LLC

Term Loan, 4.43%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	165	165,664

Numericable Group S.A.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	319	310,537

Radiate Holdco, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	173	172,518

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	375	374,391

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	149,930

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	375	375,383

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,275	1,279,483

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	625	620,424

		$4,790,986

Chemicals and Plastics — 1.6%

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	98	$98,373

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	363	361,439

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	331	332,023

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	100	98,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	49	$49,017

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	50	50,082

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	344	344,740

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	294	293,058

Ineos US Finance, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	518	517,206

Invictus U.S., LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	74	74,405

Kraton Polymers, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	78	77,641

Messer Industries GmbH

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	175	174,963

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	100	99,937

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	125	125,464

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	317	316,956

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	113	109,422

Starfruit Finco B.V.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	375	374,473

Tata Chemicals North America, Inc.

Term Loan, 5.38%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	161	161,331

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	495	497,185

		$4,155,965

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		25	$24,533

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		236	233,968

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		246	245,758

Flex Acquisition Company, Inc.

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		223	219,883

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		99	99,002

Verallia Packaging S.A.S.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	245	275,092

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	200	224,133

			$1,322,369

Cosmetics / Toiletries — 0.1%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		296	$285,189

			$285,189

Drugs — 1.3%

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		71	$70,396

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		521	523,867

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		254	229,574

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		761	756,669

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		410	412,373

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		604	544,933

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)

Mallinckrodt International Finance S.A. (continued)

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	85	$77,852

Valeant Pharmaceuticals International, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	806	809,785

		$3,425,449

Ecological Services and Equipment — 0.2%

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	174	$164,135

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	347	345,256

		$509,391

Electronics / Electrical — 3.6%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	398	$395,116

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	419	419,767

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023	124	124,910

Banff Merger Sub, Inc.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	374	372,286

Blackhawk Network Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	124	124,078

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021	116	113,172

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	117	117,072

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	100	98,629

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	275	277,784

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	173	173,006

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	174	$174,159

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	220	221,037

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	25	24,698

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	99	98,685

EXC Holdings III Corp.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	74	74,524

Financial & Risk US Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	175	173,035

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025	25	24,729

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(7)	9	9,433

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	65	65,703

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024	810	812,005

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	148	149,005

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	144	144,651

Informatica, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	451	452,813

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	60	60,220

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	815	812,804

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25	24,561

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	226	226,923

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	211	$211,476

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	174	171,951

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	167	165,867

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	673	567,467

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	173	173,093

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	195	195,235

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	272	273,122

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	219	217,258

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	147	147,749

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	125	124,532

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	317	317,106

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	223	224,708

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	123	121,586

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	124	124,406

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	222	220,805

Wall Street Systems Delaware, Inc.

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	113	112,433

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	340	$337,846

		$9,471,445

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	530	$530,729

Delos Finance S.a.r.l.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	425	426,229

Flying Fortress, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	500	501,406

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	74	73,461

		$1,531,825

Financial Intermediaries — 1.2%

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	175	$173,617

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	650	650,895

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	173	172,812

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(5)	474	302,995

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	21	20,637

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	50	49,686

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	273	274,188

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	161	162,447

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	75	74,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	167	$167,995

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	150	150,187

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	198	199,237

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	188	188,680

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	68	68,421

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	246	245,938

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	99	99,124

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	125	124,688

		$3,126,450

Food Products — 1.2%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	369	$346,366

CHG PPC Parent, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	74	74,577

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	118	91,715

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	99	97,327

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	50	49,579

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)	129	113,752

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	149	149,996

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	268	$268,983

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,007	1,009,015

Term Loan, Maturing April 25, 2026(2)	700	702,375

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	199	198,689

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	164	163,813

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	25	25,125

		$3,291,312

Food Service — 0.3%

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	$139,958

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	74	72,949

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	273	272,825

KFC Holding Co.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	171	171,022

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	124	123,715

		$780,469

Food / Drug Retailers — 0.3%

Albertsons, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	486	$487,074

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	176	176,610

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	80	76,338

		$740,022

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care — 2.7%

Accelerated Health Systems, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	75	$74,999

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	248	246,884

Agiliti Health, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026	75	75,000

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	159	138,922

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	121	121,851

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	188	188,978

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	149	144,409

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	442	442,977

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	49	48,661

DaVita, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	326	327,690

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	175	168,950

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	292	293,023

Greatbatch Ltd.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	104	104,934

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	149	148,871

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	174	173,977

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	258	$258,588

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	222	221,994

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	491	493,338

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	351	348,531

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	124	123,253

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	226	196,891

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	518	508,700

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	394	386,859

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	252	253,580

Term Loan, 0.50%, Maturing February 12, 2026(7)	23	23,053

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	173	163,071

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	224	224,551

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	148	146,143

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	48	47,640

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	123	122,940

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	222	222,085

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	224	225,694

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	225	$226,758

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	321	316,926

		$7,210,721

Home Furnishings — 0.2%

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	782	$572,489

		$572,489

Industrial Equipment — 1.3%

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	97	$96,828

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	363	360,005

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	252	251,318

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	50	49,875

DexKo Global, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	123	123,286

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	756	759,328

Filtration Group Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	248	248,366

Gardner Denver, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	144	144,807

Gates Global, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	366	367,588

Hamilton Holdco, LLC

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	124	124,215

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Pro Mach Group, Inc.

Term Loan, 5.22%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		25	$24,240

Quimper AB

Term Loan, Maturing February 13, 2026(2)	EUR	13	14,323

Term Loan, Maturing February 13, 2026(2)	EUR	262	295,820

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		149	139,776

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		421	405,761

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	197,962

			$3,603,498

Insurance — 1.1%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		244	$240,528

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		99	99,230

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		831	835,478

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		414	415,990

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	102,187

Hub International Limited

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		720	713,322

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		50	49,181

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		175	174,317

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		394	391,439

			$3,021,672

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 1.3%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(2)		275	$276,030

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	525	589,208

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		123	123,251

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		807	802,166

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		165	160,758

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		269	262,297

Crown Finance US, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		283	282,651

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		110	108,484

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		166	164,707

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		77	77,947

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		310	311,789

SRAM, LLC

Term Loan, 5.33%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		205	206,329

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		124	122,126

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		124	125,226

			$3,612,969

Lodging and Casinos — 1.3%

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		93	$92,594

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	418	$418,194

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	117	117,303

GVC Holdings PLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	149	148,624

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	75	74,531

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	669	671,758

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	149	148,523

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	364	364,075

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	369	363,987

Stars Group Holdings B.V. (The)

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	579	582,188

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	239	238,517

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	199	199,035

		$3,419,329

Nonferrous Metals / Minerals — 0.2%

Global Brass & Copper, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	146	$146,521

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	350	280,339

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(5)	75	329

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	94	$94,453

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	125	125,938

		$647,580

Oil and Gas — 0.8%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	77	$76,938

Apergy Corporation

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	41	40,989

Term Loan, 7.00%, (3 mo. USD PRIME + 1.50%), Maturing May 9, 2025	1	603

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	375	375,234

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	196	189,674

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	173	171,886

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	192	190,822

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	125	126,563

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	123	122,666

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	27	19,794

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	72	53,076

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	519	381,547

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	12,989

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	27	21,265

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sheridan Production Partners I, LLC (continued)

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	207	$160,478

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024	250	213,333

		$2,157,857

Publishing — 0.4%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	172	$172,016

Getty Images, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	150	149,438

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	184	162,377

LSC Communications, Inc.

Term Loan, 7.93%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	152	152,821

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	313	313,857

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	40	38,417

		$988,926

Radio and Television — 0.6%

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	519	$514,738

Entercom Media Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	128	127,683

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	143	137,301

Gray Television, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	100	100,155

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	104	104,329

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(5)	450	333,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	48	$47,906

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	255	254,628

		$1,620,302

Retailers (Except Food and Drug) — 0.8%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	238	$205,670

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	246	246,312

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	161	162,402

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	353	353,805

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	47	47,979

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	179	156,395

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	143	142,653

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	170	169,489

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(4)(6)	520	401,845

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	167	159,813

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	95	42,386

		$2,088,749

Steel — 0.4%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	242	$242,873

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	345	$345,214

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	110	108,523

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	124	124,034

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	147	147,610

		$968,254

Surface Transport — 0.2%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	35	$35,197

PODS, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	99	98,583

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	261	258,474

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	99,708

		$491,962

Telecommunications — 1.4%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	815	$810,868

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	123	110,659

Frontier Communications Corp.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	246	240,098

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	214	200,123

Intelsat Jackson Holdings S.A.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	250	252,625

IPC Corp.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	181	150,484

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	123	$107,188

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	184	182,742

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	613	595,656

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	149	141,493

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	840	838,840

		$3,630,776

Utilities — 0.7%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	324	$326,568

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	167	167,080

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	421	422,321

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	459	461,336

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	20,896

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	7	7,063

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	126	125,223

USIC Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	173	171,986

Vistra Operations Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	149	149,278

		$1,851,751

Total Senior Floating-Rate Loans (identified cost $87,504,137)		$85,502,885

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 18.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.8%

Bombardier, Inc.

6.00%, 10/15/22(8)	487	$489,739

6.125%, 1/15/23(8)	113	113,141

TransDigm, Inc.

6.50%, 7/15/24	250	254,219

6.50%, 5/15/25	1,000	1,013,750

6.25%, 3/15/26(8)	179	186,831

7.50%, 3/15/27(8)	46	47,553

		$2,105,233

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)	129	$134,973

8.50%, 5/15/27(8)	236	244,260

		$379,233

Building and Development — 0.3%

Builders FirstSource, Inc.

5.625%, 9/1/24(8)	121	$121,756

Five Point Operating Co., L.P./Five Point Capital Corp.

7.875%, 11/15/25(8)	84	84,000

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(8)	675	698,625

		$904,381

Business Equipment and Services — 1.1%

EIG Investors Corp.

10.875%, 2/1/24	960	$1,030,800

KAR Auction Services, Inc.

5.125%, 6/1/25(8)	222	223,110

Prime Security Services Borrower, LLC/Prime Finance, Inc.

9.25%, 5/15/23(8)	15	15,838

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	1,000	1,058,750

Solera, LLC/Solera Finance, Inc.

10.50%, 3/1/24(8)	425	463,250

West Corp.

8.50%, 10/15/25(8)	125	110,781

		$2,902,529

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 1.2%

Cablevision Systems Corp.

8.00%, 4/15/20	1,000	$1,044,280

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.50%, 5/1/26(8)	1,000	1,034,500

CSC Holdings, LLC

5.125%, 12/15/21(8)	1,000	1,005,000

		$3,083,780

Chemicals and Plastics — 0.1%

Chemours Co. (The)

5.375%, 5/15/27	365	$365,913

		$365,913

Conglomerates — 0.2%

TMS International Corp.

7.25%, 8/15/25(8)	625	$614,063

		$614,063

Containers and Glass Products — 1.0%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

7.25%, 5/15/24(8)	663	$700,990

BWAY Holding Co.

5.50%, 4/15/24(8)	655	652,970

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

7.00%, 7/15/24(8)	1,332	1,379,452

		$2,733,412

Drugs — 0.6%

Bausch Health Cos, Inc.

5.875%, 5/15/23(8)	755	$763,645

9.00%, 12/15/25(8)	338	375,602

8.50%, 1/31/27(8)	63	68,788

5.75%, 8/15/27(8)	31	32,380

Catalent Pharma Solutions, Inc.

4.875%, 1/15/26(8)	400	403,000

		$1,643,415

Ecological Services and Equipment — 0.6%

Covanta Holding Corp.

5.875%, 7/1/25	1,000	$1,028,750

GFL Environmental, Inc.

5.375%, 3/1/23(8)	152	148,580

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

Hulk Finance Corp.

7.00%, 6/1/26(8)		160	$156,400

Waste Pro USA, Inc.

5.50%, 2/15/26(8)		137	137,000

			$1,470,730

Electronics / Electrical — 1.0%

Energizer Holdings, Inc.

7.75%, 1/15/27(8)		700	$760,375

Infor (US), Inc.

6.50%, 5/15/22		1,000	1,021,560

Perusahaan Listrik Negara PT

5.25%, 10/24/42(9)		1,000	991,250

			$2,773,185

Energy — 0.0%(3)

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23		75	$76,406

			$76,406

Financial Intermediaries — 0.2%

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22		645	$666,143

			$666,143

Financial Services — 0.3%

Debt and Asset Trading Corp.

1.00%, 10/10/25(9)		1,060	$792,350

			$792,350

Food Products — 0.1%

Dole Food Co., Inc.

7.25%, 6/15/25(8)		250	$233,750

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	35	45,731

Post Holdings, Inc.

5.625%, 1/15/28(8)		85	86,323

			$365,804

Health Care — 2.2%

HCA, Inc.

5.875%, 2/1/29		753	$811,357

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Kinetic Concepts, Inc./KCI USA, Inc.

7.875%, 2/15/21(8)	1,313	$1,342,214

12.50%, 11/1/21(8)	525	569,573

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(8)	707	712,444

Polaris Intermediate Corp.

8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(8)(11)	881	879,899

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.

7.50%, 10/1/24(8)	600	631,500

WellCare Health Plans, Inc.

5.25%, 4/1/25	635	658,019

5.375%, 8/15/26(8)	113	118,627

		$5,723,633

Industrial Equipment — 0.0%(3)

Colfax Corp.

6.00%, 2/15/24(8)	36	$37,530

6.375%, 2/15/26(8)	59	62,540

		$100,070

Insurance — 0.5%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer

8.25%, 8/1/23(8)	1,000	$1,032,500

Ardonagh Midco 3 PLC

8.625%, 7/15/23(8)	200	169,500

		$1,202,000

Internet Software & Services — 0.4%

Netflix, Inc.

5.875%, 11/15/28	230	$243,225

Riverbed Technology, Inc.

8.875%, 3/1/23(8)	1,010	707,000

		$950,225

Leisure Goods / Activities / Movies — 0.8%

AMC Entertainment Holdings, Inc.

6.125%, 5/15/27	2,000	$1,872,500

Viking Cruises, Ltd.

5.875%, 9/15/27(8)	320	319,200

		$2,191,700

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 1.8%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(8)	657	$643,860

Eldorado Resorts, Inc.

6.00%, 9/15/26	531	553,567

Golden Entertainment, Inc.

7.625%, 4/15/26(8)	43	43,215

Golden Nugget, Inc.

8.75%, 10/1/25(8)	1,000	1,050,000

Hilton Domestic Operating Co., Inc.

4.25%, 9/1/24	55	55,212

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.

4.625%, 4/1/25	1,000	1,015,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.

10.25%, 11/15/22(8)	585	633,994

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc.

5.75%, 2/1/27(8)	44	46,365

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(8)	500	525,625

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(8)	278	272,092

		$4,838,930

Metals / Mining — 0.4%

Teck Resources, Ltd.

8.50%, 6/1/24(8)	1,000	$1,070,044

		$1,070,044

Nonferrous Metals / Minerals — 0.7%

Eldorado Gold Corp.

6.125%, 12/15/20(8)	1,000	$997,500

First Quantum Minerals, Ltd.

7.25%, 4/1/23(8)	834	826,702

New Gold, Inc.

6.25%, 11/15/22(8)	89	81,213

		$1,905,415

Oil and Gas — 2.0%

Archrock Partners L.P./Archrock Partners Finance Corp.

6.875%, 4/1/27(8)	250	$260,938

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Ascent Resources Utica Holdings, LLC/ARU Finance Corp.

10.00%, 4/1/22(8)	550	$605,000

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(8)	1,000	817,500

Hilcorp Energy I, L.P./Hilcorp Finance Co.

5.75%, 10/1/25(8)	2	2,025

6.25%, 11/1/28(8)	19	19,451

Parsley Energy, LLC/Parsley Finance Corp.

6.25%, 6/1/24(8)	1,000	1,039,375

Petroleos Mexicanos

6.50%, 3/13/27	1,100	1,116,940

Whiting Petroleum Corp.

6.25%, 4/1/23	8	8,210

6.625%, 1/15/26	440	439,459

WildHorse Resource Development Corp.

6.875%, 2/1/25	890	897,787

		$5,206,685

Pipelines — 0.1%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.

5.625%, 5/1/27(8)	83	$82,792

EnLink Midstream, LLC

5.375%, 6/1/29	71	71,358

		$154,150

Publishing — 0.4%

Laureate Education, Inc.

8.25%, 5/1/25(8)	975	$1,060,312

		$1,060,312

Radio and Television — 0.2%

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/24(8)	500	$539,375

		$539,375

Retailers (Except Food and Drug) — 0.1%

Party City Holdings, Inc.

6.125%, 8/15/23(8)	300	$305,250

		$305,250

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.3%

Park Aerospace Holdings, Ltd.

5.50%, 2/15/24(8)	350	$368,945

XPO Logistics, Inc.

6.125%, 9/1/23(8)	346	354,650

		$723,595

Technology — 0.4%

Dell International, LLC/EMC Corp.

7.125%, 6/15/24(8)	895	$946,871

		$946,871

Telecommunications — 0.9%

CenturyLink, Inc.

7.50%, 4/1/24	595	$640,744

CommScope Technologies, LLC

5.00%, 3/15/27(8)	333	311,771

Hughes Satellite Systems Corp.

6.625%, 8/1/26	470	476,462

Sprint Capital Corp.

6.875%, 11/15/28	191	183,241

Sprint Communications, Inc.

6.00%, 11/15/22	25	25,219

Sprint Corp.

7.875%, 9/15/23	605	630,712

ViaSat, Inc.

5.625%, 4/15/27(8)	62	63,395

		$2,331,544

Utilities — 0.1%

AES Corp. (The)

5.50%, 4/15/25	14	$14,567

Calpine Corp.

5.25%, 6/1/26(8)	75	75,375

TerraForm Power Operating, LLC

4.25%, 1/31/23(8)	45	44,719

5.00%, 1/31/28(8)	70	69,300

		$203,961

Total Corporate Bonds & Notes (identified cost $50,633,384)		$50,330,337

Foreign Government Securities — 11.8%
Security		Principal Amount* (000’s omitted)	Value

Albania — 0.6%

Republic of Albania

3.50%, 10/9/25(9)	EUR	1,370	$1,634,833

Total Albania			$1,634,833

Argentina — 0.1%

Republic of Argentina

3.875%, 1/15/22(9)	EUR	175	$150,278

Total Argentina			$150,278

Bahamas — 0.7%

Commonwealth of Bahamas

5.75%, 1/16/24(9)		1,800	$1,894,500

Total Bahamas			$1,894,500

Bahrain — 1.3%

Kingdom of Bahrain

6.125%, 8/1/23(9)		460	$480,591

6.75%, 9/20/29(9)		483	513,489

7.00%, 1/26/26(9)		235	253,516

7.00%, 10/12/28(9)		865	936,821

7.50%, 9/20/47(9)		1,267	1,355,867

Total Bahrain			$3,540,284

Barbados — 0.2%

Government of Barbados

6.625%, 12/5/35(5)(9)		855	$491,369

7.25%, 12/15/21(5)(9)		300	170,610

Total Barbados			$661,979

Benin — 0.4%

Benin Government International Bond

5.75%, 3/26/26(9)	EUR	1,080	$1,202,244

Total Benin			$1,202,244

Colombia — 0.4%

Republic of Colombia

5.00%, 6/15/45		1,050	$1,101,460

Total Colombia			$1,101,460

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Costa Rica — 0.3%

Costa Rica Government International Bond

9.20%, 2/21/24(9)		690	$716,668

Total Costa Rica			$716,668

Dominican Republic — 0.5%

Dominican Republic

8.625%, 4/20/27(9)		1,129	$1,327,986

Total Dominican Republic			$1,327,986

Egypt — 0.6%

Arab Republic of Egypt

4.75%, 4/16/26(9)	EUR	512	$564,383

8.50%, 1/31/47(9)		1,100	1,121,758

Total Egypt			$1,686,141

El Salvador — 0.6%

Republic of El Salvador

6.375%, 1/18/27(9)		1,168	$1,147,560

8.25%, 4/10/32(9)		120	130,050

8.625%, 2/28/29(9)		308	341,880

Total El Salvador			$1,619,490

Fiji — 0.3%

Republic of Fiji

6.625%, 10/2/20(9)		929	$928,947

Total Fiji			$928,947

Honduras — 0.5%

Republic of Honduras

6.25%, 1/19/27(9)		1,245	$1,315,031

Total Honduras			$1,315,031

Ivory Coast — 0.1%

Ivory Coast

5.125%, 6/15/25(9)	EUR	185	$212,785

Total Ivory Coast			$212,785

Kenya — 0.4%

Republic of Kenya

7.25%, 2/28/28(9)		1,000	$995,155

Total Kenya			$995,155

Security		Principal Amount* (000’s omitted)	Value

Lebanon — 0.1%

Lebanon Government International Bond

6.60%, 11/27/26(9)		259	$213,810

6.85%, 3/23/27(9)		89	73,618

Total Lebanon			$287,428

Macedonia — 0.4%

Republic of Macedonia

2.75%, 1/18/25(9)	EUR	100	$116,987

3.975%, 7/24/21(9)	EUR	264	314,856

4.875%, 12/1/20(9)	EUR	425	506,776

Total Macedonia			$938,619

Nigeria — 0.1%

Republic of Nigeria

6.75%, 1/28/21(9)		200	$206,618

Total Nigeria			$206,618

Poland — 0.1%

Republic of Poland

4.00%, 1/22/24		350	$368,218

Total Poland			$368,218

Rwanda — 0.6%

Republic of Rwanda

6.625%, 5/2/23(9)		1,550	$1,614,257

Total Rwanda			$1,614,257

Senegal — 0.1%

Republic of Senegal

4.75%, 3/13/28(9)	EUR	135	$150,257

Total Senegal			$150,257

Seychelles — 0.4%

Republic of Seychelles

8.00%, 1/1/26(9)		973	$995,582

Total Seychelles			$995,582

Sri Lanka — 0.7%

Republic of Sri Lanka

6.125%, 6/3/25(9)		800	$776,463

6.85%, 11/3/25(9)		1,000	1,000,773

Total Sri Lanka			$1,777,236

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Ukraine — 1.7%

Ukraine Government International Bond

0.00%, 5/31/40(9)	180	$115,411

7.75%, 9/1/20(9)	360	361,350

9.75%, 11/1/28(8)	224	229,396

9.75%, 11/1/28(9)	3,828	3,920,216

Total Ukraine		$4,626,373

Turkey — 0.6%

Republic Of Turkey

7.625%, 4/26/29	1,614	$1,573,766

Total Turkey		$1,573,766

Total Foreign Government Securities (identified cost $31,048,320)		$31,526,135

Sovereign Loans — 1.9%
Borrower	Principal Amount (000’s omitted)	Value

Barbados — 0.2%

Government of Barbados

Term Loan, 0.00%, Maturing December 20, 2019(5)(12)	$800	$438,240

Total Barbados		$438,240

Kenya — 0.7%

Government of Kenya

Term Loan, 9.36%, (3 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	$1,850	$1,859,239

Total Kenya		$1,859,239

Nigeria — 0.3%

Bank of Industry Limited

Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(10)	$720	$720,275

Total Nigeria		$720,275

Borrower	Principal Amount (000’s omitted)	Value

Tanzania — 0.7%

Government of the United Republic of Tanzania

Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$1,900	$1,934,441

Total Tanzania		$1,934,441

Total Sovereign Loans (identified cost $5,255,778)		$4,952,195

Mortgage Pass-Throughs — 13.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.878%, (COF + 1.25%), with maturity at 2035(13)	$1,263	$1,274,658

4.50%, with various maturities to 2048	613	630,222

6.00%, with maturity at 2029	1,004	1,098,823

6.15%, with maturity at 2027	268	289,758

6.50%, with maturity at 2032	994	1,098,360

7.00%, with maturity at 2036	1,103	1,238,823

7.50%, with maturity at 2024	411	433,742

8.50%, with maturity at 2031	526	589,850

9.00%, with maturity at 2031	43	48,395

9.50%, with maturity at 2022	4	4,553

		$6,707,184

Federal National Mortgage Association:

4.108%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(13)	$359	$370,903

4.50%, with maturity at 2049	6,927	7,258,149

5.00%, with various maturities to 2040	1,732	1,864,317

5.50%, with various maturities to 2033	1,267	1,373,192

6.00%, with maturity at 2023	547	574,135

6.323%, (COF + 2.00%), with maturity at 2032(13)	452	481,725

6.50%, with various maturities to 2036	2,348	2,599,020

7.00%, with various maturities to 2037	1,136	1,259,876

7.50%, with maturity at 2035	1,715	1,915,689

8.00%, with various maturities to 2034	363	401,713

10.00%, with various maturities to 2031	26	27,569

		$18,126,288

Government National Mortgage Association:

4.50%, with maturity at 2047	$2,347	$2,480,097

5.00%, with various maturities to 2048	6,883	7,200,550

7.50%, with maturity at 2025	605	645,933

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

8.00%, with maturity at 2034	$1,006	$1,121,573

9.50%, with maturity at 2025	20	21,469

		$11,469,622

Total Mortgage Pass-Throughs (identified cost $35,893,428)		$36,303,094

Collateralized Mortgage Obligations — 25.5%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 2113, Class QG, 6.00%, 1/15/29	$479	$524,046

Series 2167, Class BZ, 7.00%, 6/15/29	421	467,816

Series 2182, Class ZB, 8.00%, 9/15/29	728	825,073

Series 4273, Class PU, 4.00%, 11/15/43	420	437,404

Series 4337, Class YT, 3.50%, 4/15/49	1,712	1,714,851

Series 4416, Class SU, 3.597%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(14)	512	495,783

Series 4452, Class ZJ, 3.00%, 11/15/44	1,111	1,027,906

Series 4584, Class PM, 3.00%, 5/15/46	1,017	1,023,668

Series 4608, Class TV, 3.50%, 1/15/55	1,568	1,583,002

Series 4630, Class CZ, 3.00%, 12/15/43	958	943,141

Series 4677, Class SB, 5.994%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(14)	744	835,641

Series 4746, Class CZ, 4.00%, 11/15/47	995	1,005,316

Series 4751, Class ZC, 4.00%, 11/15/47	725	735,373

Series 4774, Class QD, 4.50%, 1/15/43	2,526	2,622,973

Series 4776, Class C, 4.50%, 3/15/43	3,225	3,348,257

Series 4858, Class LA, 4.50%, 8/15/43	3,274	3,428,059

Interest Only:(15)

Series 362, Class C7, 3.50%, 9/15/47	5,554	1,011,460

Series 2631, Class DS, 4.627%, (7.10% - 1 mo. USD LIBOR), 6/15/33(14)	950	133,665

Series 2770, Class SH, 4.627%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)	1,261	236,242

Series 2981, Class CS, 4.247%, (6.72% - 1 mo. USD LIBOR), 5/15/35(14)	714	103,598

Series 3114, Class TS, 4.177%, (6.65% - 1 mo. USD LIBOR), 9/15/30(14)	1,723	201,965

Series 3339, Class JI, 4.117%, (6.59% - 1 mo. USD LIBOR), 7/15/37(14)	2,102	358,581

Series 4109, Class ES, 3.677%, (6.15% - 1 mo. USD LIBOR), 12/15/41(14)	34	5,954

Series 4121, Class IM, 4.00%, 10/15/39	2,689	211,424

Series 4163, Class GS, 3.727%, (6.20% - 1 mo. USD LIBOR), 11/15/32(14)	3,561	603,817

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4169, Class AS, 3.777%, (6.25% - 1 mo. USD LIBOR), 2/15/33(14)	$1,976	$283,082

Series 4180, Class GI, 3.50%, 8/15/26	1,487	97,580

Series 4203, Class QS, 3.777%, (6.25% - 1 mo. USD LIBOR), 5/15/43(14)	2,194	284,144

Series 4212, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 7/15/38(14)	2,498	114,512

Series 4332, Class KI, 4.00%, 9/15/43	937	141,659

Series 4370, Class IO, 3.50%, 9/15/41	1,364	186,540

Series 4497, Class CS, 3.727%, (6.20% - 1 mo. USD LIBOR), 9/15/44(14)	3,186	646,577

Series 4507, Class EI, 4.00%, 8/15/44	3,245	569,604

Series 4535, Class JS, 3.616%, (6.10% - 1 mo. USD LIBOR), 11/15/43(14)	3,679	555,844

Series 4548, Class JS, 3.616%, (6.10% - 1 mo. USD LIBOR), 9/15/43(14)	3,967	652,019

Series 4629, Class QI, 3.50%, 11/15/46	3,412	542,482

Series 4644, Class TI, 3.50%, 1/15/45	2,691	447,793

Series 4653, Class PI, 3.50%, 7/15/44	2,679	333,343

Series 4667, Class PI, 3.50%, 5/15/42	4,147	526,951

Series 4676, Class DI, 4.00%, 7/15/44	5,011	655,147

Series 4744, Class IO, 4.00%, 11/15/47	2,713	524,785

Series 4749, Class IL, 4.00%, 12/15/47	2,206	463,841

Series 4767, Class IM, 4.00%, 5/15/45	2,667	368,032

Series 4768, Class IO, 4.00%, 3/15/48	2,700	570,396

Series 4772, Class PI, 4.00%, 1/15/48	1,879	414,882

Principal Only:(16)

Series 3309, Class DO, 0.00%, 4/15/37	1,131	984,661

Series 4478, Class PO, 0.00%, 5/15/45	660	554,841

		$33,803,730

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	$2,000	$2,169,018

Series 2018-DNA1, Class M2, 4.277%, (1 mo. USD LIBOR + 1.80%), 7/25/30(10)	1,503	1,484,930

		$3,653,948

Federal National Mortgage Association:

Series G-33, Class PT, 7.00%, 10/25/21	$25	$25,596

Series 1989-89, Class H, 9.00%, 11/25/19	1	862

Series 1991-122, Class N, 7.50%, 9/25/21	22	22,825

Series 1994-42, Class K, 6.50%, 4/25/24	157	166,709

Series 1997-38, Class N, 8.00%, 5/20/27	247	277,772

Series 2007-74, Class AC, 5.00%, 8/25/37	1,250	1,338,016

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(14)	352	385,044

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2012-134, Class ZT, 2.00%, 12/25/42	$1,329	$1,135,409

Series 2013-6, Class TA, 1.50%, 1/25/43	1,204	1,160,848

Series 2013-52, Class MD, 1.25%, 6/25/43	1,336	1,226,451

Series 2013-99, Class CF, 3.477%, (1 mo. USD LIBOR + 1.00%), 7/25/43(10)	437	399,070

Series 2015-74, Class SL, 0.895%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(14)	867	552,542

Series 2017-15, Class LE, 3.00%, 6/25/46	1,460	1,467,294

Series 2017-66, Class ZJ, 3.00%, 9/25/57	965	912,640

Series 2017-96, Class Z, 3.00%, 12/25/57	851	833,659

Series 2017-110, Class Z, 3.00%, 2/25/57	695	678,357

Series 2018-18, Class QD, 4.50%, 5/25/45	1,905	1,992,740

Series 2018-50, Class MZ, 4.50%, 7/25/48	963	972,599

Interest Only:(15)

Series 2004-46, Class SI, 3.523%, (6.00% - 1 mo. USD LIBOR), 5/25/34(14)	1,098	134,571

Series 2005-17, Class SA, 4.223%, (6.70% - 1 mo. USD LIBOR), 3/25/35(14)	1,067	198,716

Series 2006-42, Class PI, 4.113%, (6.59% - 1 mo. USD LIBOR), 6/25/36(14)	1,622	275,211

Series 2006-44, Class IS, 4.123%, (6.60% - 1 mo. USD LIBOR), 6/25/36(14)	1,339	233,023

Series 2007-50, Class LS, 3.973%, (6.45% - 1 mo. USD LIBOR), 6/25/37(14)	1,027	181,739

Series 2008-26, Class SA, 3.723%, (6.20% - 1 mo. USD LIBOR), 4/25/38(14)	1,573	252,160

Series 2008-61, Class S, 3.616%, (6.10% - 1 mo. USD LIBOR), 7/25/38(14)	2,327	367,696

Series 2010-99, Class NS, 4.123%, (6.60% - 1 mo. USD LIBOR), 3/25/39(14)	492	11,488

Series 2010-109, Class PS, 4.123%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	2,529	433,814

Series 2010-124, Class SJ, 3.565%, (6.05% - 1 mo. USD LIBOR), 11/25/38(14)	1,067	55,647

Series 2010-147, Class KS, 3.473%, (5.95% - 1 mo. USD LIBOR), 1/25/41(14)	3,292	395,105

Series 2010-150, Class GS, 4.273%, (6.75% - 1 mo. USD LIBOR), 1/25/21(14)	597	17,445

Series 2012-52, Class AI, 3.50%, 8/25/26	1,846	104,352

Series 2012-56, Class SU, 4.273%, (6.75% - 1 mo. USD LIBOR), 8/25/26(14)	186	6,807

Series 2012-63, Class EI, 3.50%, 8/25/40	2,710	243,443

Series 2012-103, Class GS, 3.616%, (6.10% - 1 mo. USD LIBOR), 2/25/40(14)	2,349	146,834

Series 2012-112, Class SB, 3.673%, (6.15% - 1 mo. USD LIBOR), 9/25/40(14)	3,831	525,925

Series 2012-118, Class IN, 3.50%, 11/25/42	3,756	712,878

Series 2012-150, Class PS, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)	4,397	579,561

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2012-150, Class SK, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(14)	$2,444	$311,041

Series 2013-23, Class CS, 3.773%, (6.25% - 1 mo. USD LIBOR), 3/25/33(14)	1,999	292,027

Series 2013-54, Class HS, 3.823%, (6.30% - 1 mo. USD LIBOR), 10/25/41(14)	1,447	109,771

Series 2014-32, Class EI, 4.00%, 6/25/44	848	172,731

Series 2014-55, Class IN, 3.50%, 7/25/44	2,254	367,520

Series 2014-80, Class BI, 3.00%, 12/25/44	3,864	605,078

Series 2014-89, Class IO, 3.50%, 1/25/45	1,779	323,497

Series 2015-14, Class KI, 3.00%, 3/25/45	4,291	663,346

Series 2015-17, Class SA, 3.72%, (6.20% - 1 mo. USD LIBOR), 11/25/43(14)	3,240	497,726

Series 2015-52, Class MI, 3.50%, 7/25/45	2,092	358,829

Series 2015-57, Class IO, 3.00%, 8/25/45	11,032	1,685,755

Series 2015-93, Class BS, 3.673%, (6.15% - 1 mo. USD LIBOR), 8/25/45(14)	3,623	734,853

Series 2015-95, Class SB, 3.51%, (6.00% - 1 mo. USD LIBOR), 1/25/46(14)	2,961	487,262

Series 2017-46, Class NI, 3.00%, 8/25/42	2,962	402,286

Series 2018-21, Class IO, 3.00%, 4/25/48	4,651	844,398

Principal Only:(16)

Series 2006-8, Class WQ, 0.00%, 3/25/36	893	780,970

		$27,061,938

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	$2,000	$2,126,120

		$2,126,120

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$350,338

Series 2013-131, Class GS, 0.999%, (3.50% - 1 mo. USD LIBOR), 6/20/43(14)	756	570,743

Series 2017-82, Class TZ, 2.50%, 2/16/43	106	98,567

Interest Only:(15)

Series 2017-121, Class DS, 2.019%, (4.50% - 1 mo. USD LIBOR), 8/20/47(14)	3,917	285,729

		$1,305,377

Total Collateralized Mortgage Obligations (identified cost $71,440,153)		$67,951,113

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 5.7%
Security	Principal Amount (000’s omitted)	Value

Citigroup Commercial Mortgage Trust

Series 2015-P1, Class D, 3.225%, 9/15/48(8)	$2,000	$1,801,418

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.71%, 9/15/47(8)(17)	1,850	1,646,409

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.547%, 8/15/46(8)(17)	1,850	1,869,279

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2015-C23, Class D, 4.269%, 7/15/50(8)(17)	1,500	1,424,531

Series 2016-C32, Class D, 3.396%, 12/15/49(8)(17)	250	208,710

RETL Trust

Series 2019-RVP, Class B, 4.023%, (1 mo. USD LIBOR + 1.55%), 3/15/36(8)(10)	545	547,062

UBS Commercial Mortgage Trust

Series 2012-C1, Class D, 5.728%, 5/10/45(8)(17)	2,000	2,006,530

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class D, 4.456%, 4/10/46(8)(17)	1,000	949,046

Wells Fargo Commercial Mortgage Trust

Series 2013-LC12, Class D, 4.421%, 7/15/46(8)(17)	2,000	1,761,054

Series 2015-C31, Class D, 3.852%, 11/15/48	922	813,217

Series 2015-SG1, Class C, 4.617%, 9/15/48(17)	1,399	1,404,533

Series 2016-C35, Class D, 3.142%, 7/15/48(8)	1,000	809,473

Total Commercial Mortgage-Backed Securities (identified cost $14,865,053)		$15,241,262

Asset-Backed Securities — 17.5%
Security	Principal Amount (000’s omitted)	Value

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(10)	$2,000	$1,975,299

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(10)	1,000	968,078

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 9.159%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(10)	1,000	986,181

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(10)	1,000	980,436

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)	1,000	945,616

Security	Principal Amount (000’s omitted)	Value

Barings CLO, Ltd.

Series 2017-1A, Class E, 8.601%, (3 mo. USD LIBOR + 6.00%), 7/18/29(8)(10)	$2,000	$1,928,308

BlueMountain CLO XXIV, Ltd.

Series 2019-24A, Class E, 9.384%, (3 mo. USD LIBOR + 6.76%), 4/20/31(8)(10)	1,250	1,245,915

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)	2,000	1,954,417

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(10)	1,000	944,009

Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)	1,000	991,450

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(10)	3,000	2,984,318

Dryden 40 Senior Loan Fund

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)	1,150	1,089,990

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(10)	1,440	1,395,807

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 7.842%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)	1,000	926,377

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(10)	1,250	1,189,799

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(10)	2,000	1,876,581

Golub Capital Partners CLO, Ltd.

Series 2015-23A, Class ER, 8.342%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	2,000	1,881,255

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)	3,000	2,946,586

Magnetite XXII, Ltd.

Series 2019-22A, Class E, 9.246%, (3 mo. USD LIBOR + 6.75%), 4/15/31(8)(10)	1,000	1,001,250

Neuberger Berman CLO XIV, Ltd.

Series 2013-14A, Class DR, 6.232%, (3 mo. USD LIBOR + 3.65%), 1/28/30(8)(10)	2,563	2,547,320

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 8.512%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(10)	3,000	2,855,336

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 10.144%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(10)	4,000	4,001,080

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(10)	$2,000	$1,913,880

Series 2015-1A, Class DR, 8.841%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(10)	2,000	1,983,232

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(10)	2,000	1,918,900

Sierra Timeshare Receivables Funding, LLC

Series 2015-1A, Class B, 3.05%, 3/22/32(8)	62	61,627

THL Credit Wind River CLO, Ltd.

Series 2017-1A, Class E, 9.021%, (3 mo. USD LIBOR + 6.42%), 4/18/29(8)(10)	1,050	1,034,211

Voya CLO, Ltd.

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(10)	2,000	1,912,116

Total Asset-Backed Securities (identified cost $46,758,923)		$46,439,374

Common Stocks — 0.7%
Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(18)(19)	8,898	$328,114

		$328,114

Electronics / Electrical — 0.0%(3)

Answers Corp.(6)(18)(19)	5,814	$11,454

		$11,454

Health Care — 0.0%(3)

New Millennium Holdco, Inc.(18)(19)	8,641	$691

		$691

Oil and Gas — 0.1%

AFG Holdings, Inc.(6)(18)(19)	3,122	$229,155

Samson Resources II, LLC, Class A(18)(19)	4,171	99,061

		$328,216

Publishing — 0.4%

ION Media Networks, Inc.(6)(19)	1,357	$1,081,882

Tweddle Group, Inc.(6)(18)(19)	333	13,343

		$1,095,225

Security	Shares	Value

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(18)(19)	6,722	$121,803

		$121,803

Retailers (Except Food and Drug) — 0.0%(3)

David’s Bridal, Inc.(18)(19)	3,445	$21,531

		$21,531

Total Common Stocks (identified cost $515,535)		$1,907,034

Miscellaneous — 0.0%(3)
Security	Shares	Value

Oil and Gas — 0.0%(3)

Paragon Offshore Finance Company, Class A(18)(19)	270	$253

Paragon Offshore Finance Company, Class B(18)(19)	135	4,978

Total Miscellaneous (identified cost $2,936)		$5,231

Short-Term Investments — 4.3%

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(20)	$1,000	$999,936

Total U.S. Treasury Obligations (identified cost $999,936)		$999,936

25	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Other — 3.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(21)	10,497,814	$10,497,814

Total Other (identified cost $10,497,767)		$10,497,814

Total Short-Term Investments (identified cost $11,497,703)		$11,497,750

Total Investments — 132.1% (identified cost $355,415,350)		$351,656,410

Less Unfunded Loan Commitments — (0.0)%(3)		$(32,292)

Net Investments — 132.1% (identified cost $355,383,058)		$351,624,118

Other Assets, Less Liabilities — (32.1)%		$(85,528,559)

Net Assets — 100.0%		$266,095,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $90,964,869 or 34.2% of the Fund’s net assets.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $30,036,895 or 11.3% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(17)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(18)	Non-income producing security.

(19)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

26	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	171,740	USD	195,649	5/13/19	$(2,858)

EUR	91,878	USD	104,808	7/18/19	(1,080)

USD	894,148	EUR	790,994	7/18/19	1,137

USD	1,880,772	EUR	1,641,313	7/25/19	26,693

USD	1,199,688	EUR	1,066,759	8/30/19	(8,917)

					$14,975

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	181,347	USD	202,492	UBS AG	5/2/19	$907	$—

EUR	181,347	USD	204,120	UBS AG	5/2/19	—	(720)

USD	205,546	EUR	181,347	UBS AG	5/2/19	2,147	—

USD	202,492	EUR	181,347	UBS AG	5/2/19	—	(907)

USD	204,256	EUR	181,347	UBS AG	5/10/19	732	—

USD	229,156	EUR	201,941	Citibank, N.A.	5/17/19	2,383	—

USD	153,117	EUR	134,933	Citibank, N.A.	5/17/19	1,593	—

USD	18,839	EUR	16,601	Citibank, N.A.	5/17/19	196	—

USD	995,426	EUR	878,227	HSBC Bank USA, N.A.	6/28/19	5,605	—

USD	585,678	EUR	519,750	HSBC Bank USA, N.A.	6/28/19	—	(115)

USD	45,482	GBP	35,036	State Street Bank and Trust Company	7/31/19	—	(418)

USD	565,746	EUR	494,753	Citibank, N.A.	10/15/19	3,102	—

						$16,665	$(2,160)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	18	Short	6/17/19	$(1,857,516)	$(21,234)

10-Year USD Deliverable Interest Rate Swap	49	Short	6/17/19	(5,114,375)	(101,828)

Euro-Bobl	12	Short	6/6/19	(1,789,132)	(8,210)

U.S. 10-Year Treasury Note	126	Long	6/19/19	15,582,656	179,156

U.S. Long Treasury Bond	7	Short	6/19/19	(1,032,281)	(15,258)

U.S. Ultra-Long Treasury Bond	6	Short	6/19/19	(985,687)	(21,844)

					$10,782

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

27	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	500	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	$(7,793)	$587	$(7,206)

EUR	120	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(5,767)	2,788	(2,979)

EUR	1,880	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(43,771)	1,890	(41,881)

EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	(6,110)	(53)	(6,163)

EUR	125	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(7,637)	(268)	(7,905)

EUR	343	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(23,549)	(73)	(23,622)

USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	1,570	—	1,570

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(1,053)	(66)	(1,119)

USD	645	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	9,777	—	9,777

USD	140	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(4,723)	4	(4,719)

USD	62	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(2,017)	—	(2,017)

USD	225	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(7,166)	(24)	(7,190)

USD	45	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	89	—	89

USD	80	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	31	—	31

USD	26	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(425)	—	(425)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(1,222)	—	(1,222)

USD	70	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(1,032)	—	(1,032)

USD	192	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(2,629)	—	(2,629)

USD	1,024	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	20,741	—	20,741

28	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	110	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	$(2,716)	$—	$(2,716)

USD	60	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(1,708)	—	(1,708)

USD	197	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(4,463)	—	(4,463)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(13,677)	—	(13,677)

USD	309	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(16,732)	153	(16,579)

USD	208	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(16,430)	—	(16,430)

USD	452	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(33,965)	—	(33,965)

USD	388	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(10,649)	82	(10,567)

USD	174	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(5,406)	—	(5,406)

USD	516	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(15,619)	—	(15,619)

USD	164	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(5,096)	—	(5,096)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(10,185)	—	(10,185)

USD	144	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(3,424)	—	(3,424)

USD	207	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(4,295)	—	(4,295)

USD	360	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(7,856)	—	(7,856)

USD	290	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(6,632)	—	(6,632)

USD	796	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(10,016)	7,482	(2,534)

USD	155	Receives	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	4/26/29	(289)	—	(289)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	2.53% (pays semi-annually)	4/29/29	(795)	—	(795)

USD	1,274	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	(3,948)	—	(3,948)

29	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	610	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	$(65)	$—	$(65)

USD	233	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(20,502)	—	(20,502)

USD	234	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(20,183)	—	(20,183)

USD	57	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(6,103)	(422)	(6,525)

USD	502	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	(30,061)	—	(30,061)

USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(23,294)	(274)	(23,568)

Total						$(356,795)	$11,806	$(344,989)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Argentina	$ 160	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(17,067)	$21,149	$4,082

Argentina	4,237	5.00% (pays quarterly)(1)	6/20/24	11.88	(924,592)	378,980	(545,612)

Brazil	5,250	1.00% (pays quarterly)(1)	6/20/24	1.72	(170,910)	162,234	(8,676)

Colombia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.98	10,938	39,877	50,815

Indonesia	5,200	1.00% (pays quarterly)(1)	6/20/24	0.96	17,226	18,755	35,981

Mexico	2,500	1.00% (pays quarterly)(1)	6/20/24	1.12	(11,973)	32,789	20,816

Peru	5,000	1.00% (pays quarterly)(1)	6/20/24	0.57	110,528	(74,086)	36,442

Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.52	50,284	(39,521)	10,763

Russia	5,000	1.00% (pays quarterly)(1)	6/20/24	1.25	(52,667)	72,643	19,976

Saudi Arabia	5,000	1.00% (pays quarterly)(1)	6/20/24	0.77	60,743	(35,774)	24,969

Total	$39,847				$(927,490)	$577,046	$(350,444)

30	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.46%	$75,508	$121,473	$196,981

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.68	46,838	143,182	190,020

Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	1.08	(3,147)	23,243	20,096

Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	1.16	(15,604)	11,285	(4,319)

Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.42	35,683	5,451	41,134

Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.47	49,017	27,744	76,761

Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.43	35,094	(2,739)	32,355

Total		$21,900				$223,389	$329,639	$553,028

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $61,747,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $344,885,291)	$341,126,304

Affiliated investment, at value (identified cost, $10,497,767)	10,497,814

Cash	2,419,516

Deposits for derivatives collateral —

Financial futures contracts	43,779

Centrally cleared derivatives	6,302,965

OTC derivatives	110,046

Foreign currency, at value (identified cost, $271,053)	271,779

Interest receivable	2,926,702

Dividends receivable from affiliated investment	24,123

Receivable for investments sold	68,798

Receivable for variation margin on open financial futures contracts	30,544

Receivable for open forward foreign currency exchange contracts	16,665

Receivable for open swap contracts	557,347

Upfront payments on open non-centrally cleared swap contracts	2,739

Tax reclaims receivable	132

Prepaid upfront fees on notes payable	52,905

Prepaid expenses and other assets	9,985

Total assets	$364,462,143

Liabilities

Notes payable	$86,000,000

Cash collateral due to broker	110,046

Payable for investments purchased	10,623,797

Payable for variation margin on open centrally cleared derivatives	46,697

Payable for open forward foreign currency exchange contracts	2,160

Payable for open swap contracts	4,319

Payable for closed swap contracts	464,444

Upfront receipts on open non-centrally cleared swap contracts	332,378

Payable to affiliates:

Investment adviser fee	272,580

Trustees’ fees	2,068

Accrued expenses	508,095

Total liabilities	$98,366,584

Commitments and contingencies (Note 10)

Net Assets	$266,095,559

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 17,880,596 shares issued and outstanding	$178,806

Additional paid-in capital	272,375,277

Accumulated loss	(6,458,524)

Net Assets	$266,095,559

Net Asset Value

($266,095,559 ÷ 17,880,596 common shares issued and outstanding)	$14.88

32	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$9,868,774

Dividends	135,238

Dividends from affiliated investment	148,580

Total investment income	$10,152,592

Expenses

Investment adviser fee	$1,612,903

Trustees’ fees and expenses	12,842

Custodian fee	126,177

Transfer and dividend disbursing agent fees	9,019

Legal and accounting services	69,931

Printing and postage	29,334

Interest expense and fees	1,482,549

Miscellaneous	21,289

Total expenses	$3,364,044

Net investment income	$6,788,548

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(462,789)

Investment transactions — affiliated investment	(633)

Financial futures contracts	23,428

Swap contracts	395,006

Foreign currency transactions	14,217

Forward foreign currency exchange contracts	286,803

Net realized gain	$256,032

Change in unrealized appreciation (depreciation) —

Investments	$2,894,582

Investments — affiliated investment	789

Financial futures contracts	85,243

Swap contracts	(529,286)

Foreign currency	8,957

Forward foreign currency exchange contracts	(147,206)

Net change in unrealized appreciation (depreciation)	$2,313,079

Net realized and unrealized gain	$2,569,111

Net increase in net assets from operations	$9,357,659

33	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$6,788,548	$12,304,934

Net realized gain	256,032	2,408,697

Net change in unrealized appreciation (depreciation)	2,313,079	(9,658,960)

Net increase in net assets from operations	$9,357,659	$5,054,671

Distributions to shareholders	$(6,973,433)	$(15,180,626)

Net increase (decrease) in net assets	$2,384,226	$(10,125,955)

Net Assets

At beginning of period	$263,711,333	$273,837,288

At end of period	$266,095,559	$263,711,333

34	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2019

Net increase in net assets from operations	$9,357,659

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(78,637,342)

Investments sold and principal repayments	68,100,169

Decrease in short-term investments, net	1,366,784

Net amortization/accretion of premium (discount)	2,255,956

Amortization of prepaid upfront fees on notes payable	30,007

Increase in interest receivable	(87,426)

Decrease in dividends receivable from affiliated investment	1,689

Increase in receivable for variation margin on open financial futures contracts	(30,544)

Decrease in receivable for variation margin on open centrally cleared swap contracts	16,921

Decrease in receivable for open forward foreign currency exchange contracts	161,660

Decrease in receivable for open swap contracts	228,148

Decrease in upfront payments on open non-centrally cleared swap contracts	151,057

Decrease in prepaid expenses and other assets	4,404

Increase in cash collateral due to broker	42

Decrease in payable for variation margin on open financial futures contracts	(15,962)

Increase in payable for variation margin on open centrally cleared derivatives	46,697

Increase in payable for open forward foreign currency exchange contracts	521

Decrease in payable for open swap contracts	(544,275)

Increase in payable for closed swap contracts	464,444

Decrease in upfront receipts on open non-centrally cleared swap contracts	(1,084,865)

Decrease in payable to affiliate for investment adviser fee	(1,081)

Increase in payable to affiliate for Trustees’ fees	434

Decrease in accrued expenses	(38,191)

Increase in unfunded loan commitments	22,917

Net change in unrealized (appreciation) depreciation from investments	(2,895,371)

Net realized loss from investments	463,422

Net cash used in operating activities	$(662,126)

Cash Flows From Financing Activities

Cash distributions paid	$(6,973,433)

Payment of upfront fees on notes payable	(60,000)

Proceeds from notes payable	23,000,000

Repayments of notes payable	(13,000,000)

Net cash provided by financing activities	$2,966,567

Net increase in cash and restricted cash*	$2,304,441

Cash and restricted cash at beginning of period (including foreign currency)	$6,843,644

Cash and restricted cash at end of period (including foreign currency)	$9,148,085

Supplemental disclosure of cash flow information

Cash paid for interest and fees on borrowings	$1,476,094

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $1,015.

35	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	April 30, 2019	October 31, 2018

Cash	$2,419,516	$2,175,581

Deposits for derivatives collateral —

Financial futures contracts	43,779	224

Centrally cleared derivatives	6,302,965	4,482,660

OTC derivatives	110,046	110,004

Foreign currency	271,779	75,175

Total cash and restricted cash as shown on the Statement of Cash Flows	$9,148,085	$6,843,644

36	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$14.750		$15.310	$15.050	$15.370	$16.460	$16.970

Income (Loss) From Operations

Net investment income(1)	$0.380		$0.688	$0.702	$0.723	$0.777	$0.804

Net realized and unrealized gain (loss)	0.140		(0.399)	0.544	0.030	(0.860)	(0.261)

Total income (loss) from operations	$0.520		$0.289	$1.246	$0.753	$(0.083)	$0.543

Less Distributions

From net investment income	$(0.390)		$(0.849)	$(0.913)	$(0.635)	$(0.512)	$(0.759)

Tax return of capital	—		—	(0.073)	(0.445)	(0.568)	(0.321)

Total distributions	$(0.390)		$(0.849)	$(0.986)	$(1.080)	$(1.080)	$(1.080)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$0.007	$0.073	$0.027

Net asset value — End of period	$14.880		$14.750	$15.310	$15.050	$15.370	$16.460

Market value — End of period	$12.990		$12.700	$14.190	$13.360	$13.580	$14.530

Total Investment Return on Net Asset Value(2)	3.97	%(3)	2.56%	9.16%	6.10%	0.84%	4.10%

Total Investment Return on Market Value(2)	5.41	%(3)	(4.63)%	13.86%	6.60%	0.87%	2.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$266,096		$263,711	$273,837	$269,154	$275,694	$306,210

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.43%	1.49%	1.53%	1.51%	1.53%

Interest and fee expense(6)	1.14	%(5)	0.93%	0.72%	0.61%	0.48%	0.36%

Total expenses(4)	2.58	%(5)	2.36%	2.21%	2.14%	1.99%	1.89%

Net investment income	5.21	%(5)	4.57%	4.61%	4.81%	4.84%	4.80%

Portfolio Turnover	20	%(3)	32%	50%	42%	34%	41%

Senior Securities:

Total notes payable outstanding (in 000’s)	$86,000		$76,000	$83,000	$102,000	$123,000	$128,000

Asset coverage per $1,000 of notes payable(7)	$4,094		$4,470	$4,299	$3,639	$3,241	$3,392

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7) and securities sold short.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

37	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of seeking capital appreciation to the extent consistent with its primary goal.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

38

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

39

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

40

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

P  New Accounting Pronouncement — During the six months ended April 30, 2019, the Fund adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) — Restricted Cash” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Fund is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Fund’s net assets.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component.

At October 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $816,962 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,050,104

Gross unrealized appreciation	$7,836,741

Gross unrealized depreciation	(13,364,870)

Net unrealized depreciation	$(5,528,129)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2019, the Fund’s investment leverage was 39% of its total leveraged assets. For the six months ended April 30, 2019, the Fund’s investment adviser fee amounted to $1,612,903 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.24% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM

41

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$69,376,048	$50,021,923

U.S. Government and Agency Securities	17,602,574	16,752,801

	$86,978,622	$66,774,724

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2019 and the year ended October 31, 2018.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2019 and the year ended October 31, 2018.

At April 30, 2019, one shareholder owned 22.8% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk:  The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk:  The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $20,911. At April 30, 2019, there were no assets pledged by the Fund for such liability.

42

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss*	$249,719	$27,830	$211,364	$488,913

Receivable for open forward foreign currency exchange contracts	—	16,665	—	16,665

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	242,140	—	—	242,140

Total Asset Derivatives	$491,859	$44,495	$211,364	$747,718

Derivatives not subject to master netting or similar agreements	$249,719	$27,830	$211,364	$488,913

Total Asset Derivatives subject to master netting or similar agreements	$242,140	$16,665	$—	$258,805

	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss*	$(1,177,209)	$(12,855)	$(557,377)	$(1,747,441)

Payable for open forward foreign currency exchange contracts	—	(2,160)	—	(2,160)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(18,751)	—	—	(18,751)

Total Liability Derivatives	$(1,195,960)	$(15,015)	$(557,377)	$(1,768,352)

Derivatives not subject to master netting or similar agreements	$(1,177,209)	$(12,855)	$(557,377)	$(1,747,441)

Total Liability Derivatives subject to master netting or similar agreements	$(18,751)	$(2,160)	$—	$(20,911)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

43

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Barclays Bank PLC	$119,794	$—	$—	$(110,046)	$9,748	$110,046

Citibank, N.A.	7,274	—	—	—	7,274	—

Goldman Sachs International	46,838	—	—	—	46,838	—

HSBC Bank USA, N.A.	5,605	(115)	—	—	5,490	—

Nomura International PLC	75,508	—	(61,886)	—	13,622	—

UBS AG	3,786	(1,627)	—	—	2,159	—

	$258,805	$(1,742)	$(61,886)	$(110,046)	$85,131	$110,046

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(18,751)	$—	$—	$—	$(18,751)	$—

HSBC Bank USA, N.A.	(115)	115	—	—	—	—

State Street Bank and Trust Company	(418)	—	—	—	(418)	—

UBS AG	(1,627)	1,627	—	—	—	—

	$(20,911)	$1,742	$—	$—	$(19,169)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$110,046

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

44

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$23,428

Swap contracts	426,589	—	(31,583)

Forward foreign currency exchange contracts	—	286,803	—

Total	$426,589	$286,803	$(8,155)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$85,243

Swap contracts	(13,210)	—	(516,076)

Forward foreign currency exchange contracts	—	(147,206)	—

Total	$(13,210)	$(147,206)	$(430,833)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$15,357,000	$9,039,000	$6,950,000	$80,503,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $120 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2020, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 19, 2019, the Fund paid an upfront fee of $60,000, which is being amortized to interest expense through March 17, 2020. The unamortized balance at April 30, 2019 is approximately $53,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $22,912 of amortization of previously paid upfront fees related to the period from November 1, 2018 through March 19, 2019 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2019, the Fund had borrowings outstanding under the Agreement of $86,000,000 at an interest rate of 3.27%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. For the six months ended April 30, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $83,580,110 and 3.26%, respectively.

8  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

45

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$85,045,787	$424,806	$85,470,593

Corporate Bonds & Notes	—	50,330,337	—	50,330,337

Foreign Government Securities	—	31,526,135	—	31,526,135

Sovereign Loans	—	4,952,195	—	4,952,195

Mortgage Pass-Throughs	—	36,303,094	—	36,303,094

Collateralized Mortgage Obligations	—	67,951,113	—	67,951,113

Commercial Mortgage-Backed Securities	—	15,241,262	—	15,241,262

Asset-Backed Securities	—	46,439,374	—	46,439,374

Common Stocks	121,803	449,397	1,335,834	1,907,034

Miscellaneous	—	5,231	—	5,231

Short-Term Investments —

U.S. Treasury Obligations	—	999,936	—	999,936

Other	—	10,497,814	—	10,497,814

Total Investments	$121,803	$349,741,675	$1,760,640	$351,624,118

Forward Foreign Currency Exchange Contracts	$—	$44,495	$—	$44,495

Futures Contracts	179,156	—	—	179,156

Swap Contracts	—	524,067	—	524,067

Total	$300,959	$350,310,237	$1,760,640	$352,371,836

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(15,015)	$—	$(15,015)

Futures Contracts	(168,374)	—	—	(168,374)

Swap Contracts	—	(1,584,963)	—	(1,584,963)

Total	$(168,374)	$(1,599,978)	$—	$(1,768,352)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

46

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

10  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $932,000 (equal to 0.35% of net assets at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Fund does not anticipate that it will suffer any loss to the Fund’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

47

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 14, 2019. The following action was taken by the shareholders:

Item 1:  The election of George J. Gorman, William H. Park, Keith Quinton and Susan J. Sutherland as Class II Trustees of the Fund, each for a three-year term expiring in 2022.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

George J. Gorman	11,630,579	5,317,381

William H. Park	11,474,960	5,473,000

Keith Quinton	11,597,888	5,350,072

Susan J. Sutherland	11,611,961	5,335,999

48

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

49

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Diversified Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating rate loans, foreign debt obligations, including debt of emerging market issuers, and mortgage-backed securities. The Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

50

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board noted certain actions taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate the effectiveness over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

51

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Short Duration Diversified Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Diversified Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7741    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019